SUPPLEMENTARY FINANCIAL INFORMATION	12 Months Ended
Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SUPPLEMENTARY FINANCIAL INFORMATION

NOTE 22 – SUPPLEMENTARY FINANCIAL INFORMATION

We are a Smaller Reporting Company, as defined in Rule 12b-2 of the Exchange Act, and, accordingly, are not required to provide the supplementary financial information otherwise required by Item 302, as amended.